OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 9 - OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the followings:

	December 31,
	2011	2010

Accrued expenses	$3,527	$2,353
Business and other tax payables	5,693	2,746
Salary payable	1,664	1,041
Temporary receipt of insurance premium	355	240
Temporary receipt of insurance claims	650	352
Deposits received	1,296	181
Other current liabilities	467	512
Total	$13,652	$7,425

Deposits received represented security deposits received from staff and customer deposits. Temporary receipt of insurance premium represented the premium collected from customers but not yet paid to the insurance company. Temporary receipt of insurance claims represented the insurance claims received but not yet released to the relevant customers. Other current liabilities mainly include the unpaid expenses reimbursement due to staff, withholding taxes collected from customers for the value-added services.